Post-Employment Benefits	12 Months Ended
Dec. 31, 2020
Post-Employment Benefits
Post-Employment Benefits
23.	Post-Employment Benefits

Defined contribution plans

The Group participates in defined contribution plans in the UK and Germany and are funded through payments by employees and by the Group to funds administered by third parties.

The Group’s expenses for these plans were €296 thousand (2019: €172 thousand). No assets or liabilities are recognised in the Group’s balance sheet in respect of such plans, apart from regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of the Group’s contributions. Contributions totalling €28 thousand (2019: €18 thousand) were payable to the fund at the reporting date and are included in creditors.

Defined benefit plans

Corporate post-retirement benefits are provided by the Group in Switzerland in accordance with local law through defined benefit plans. Current pension arrangements for employees in Switzerland are made through plans governed by the Swiss Federal Occupational Old Age, Survivors and Disability Pension Act (‘BVG’). The Group’s pension plans are administered by separate legal foundations, which are funded by regular employee and Company contributions. The final benefit is contribution based with certain guarantees regarding the benefits provided. Due to these guarantees, such Swiss pension plans are treated as defined benefit plans. In case the pension foundation becomes underfunded the employer together with the employees can be obliged to refinance a plan until the funding level has reached again 100%. Such measures might include increasing employee and Company contributions, lowering the interest rate on retirement account balances, reducing prospective benefits and a suspension of the early withdrawal facility. The Group in Switzerland is currently affiliated to a fully reinsured collective pension foundation which cannot become underfunded as all risks are reinsured with a life insurance company. However, the company is exposed to certain refinancing risk in the future as the current affiliation contract can be cancelled or amended by both contractual parties.

The present value of the defined benefit obligations and the fair value of the plan assets is as follows:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Present value of funded obligations	433	304	18
Fair value of plan assets	240	178	10
Total post-employment benefit obligations	193	126	8

Reconciliation of the net defined benefit liability:

In € thousand	2020	2019
Net defined liability at January 1	126	8
Defined benefit cost recognized in consolidated statement of operations	48	21
Defined benefit cost recognized in other comprehensive income	44	114
Employer contributions	(25)	(20)
Currency effects	—	3
Net defined liability at December 31	193	126

Reconciliation of the amount recognized in the consolidated statement of financial position:

In € thousand	2020	2019
Employee benefit obligations as of January 1	304	18
Actuarial adjustments	44	87
thereof: experience adjustments	28	64
thereof: adjustments for financial assumptions	16	23
Current service cost	45	19
Interest expense	1	1
Currency effects	0	8
Employee contributions	25	20
Benefits paid	14	151
Employee benefit obligations recognized as of December 31	433	304

Reconciliation of the plan assets:

In € thousand	2020	2019
Fair value of plan assets as of January 1	178	10
Employer contributions	25	20
Employee contributions	25	20
Benefits paid	14	151
Administration expenses	(3)	(2)
Return on asset excl. interest income	(0)	(27)
Interest income	1	1
Currency effects	—	5
Fair value of plan assets as of December 31	240	178

The plan assets are primarily comprised of retirement savings accounts of participants. These retirement savings are 100% funded with qualifying insurance policies as the foundation has reinsured all of its liabilities with a life insurer.

The expense recognized in the consolidated statements of operations and other comprehensive income is made up as follows:

In € thousand	2020	2019
Actuarial gains (-) / losses (+) deriving from changes in financial assumptions	16	23
Actuarial gains (-) / losses (+) deriving from experience adjustments	28	64
Return on plan assets exc, interest income	—	27
Included in other comprehensive income	44	114
Current service cost	45	19
Interest income	(1)	(1)
Administrative expenses (effective)	3	2
Interest expense	1	1
Included in the consolidated statements of operations	48	21
Total included in the consolidated statements of operations and other comprehensive income	92	135

The current service cost is included as part of personnel costs within the respective functional area; interest cost relating to the obligation is a component of the result from financing activities.

For the year ended December 31, 2020, the Group expects to make payment contributions of €46 thousand.

The following were the principal actuarial assumptions as of:

	12/31/2020	12/31/2019	01/01/2019
Future salary increases	1.00%	1.00%	1.00%
Inflation rate	0.20%	0.20%	0.20%
Future pension increases	0.00%	0.00%	0.00%
Discount rate	0.15%	0.35%	0.80%

Sensitivity Analysis

The main actuarial assumptions that are used to calculate the provisions for post-employment benefits are the discount rate and the trend for future increases in post-employment benefit obligations. A reasonably possible increase, or respectively decrease, in the significant actuarial assumptions would have had the following impact on the present value of the post-employment benefit obligations as of the respective reporting dates:

	2020	2019	2020	2019
Discount rate	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	414	290	455	319
Salary increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	434	304	433	304
Pension increase	0.25%	0.25%	(0.25)%	(0.25)%
Present value of the post-employment benefit obligations (in € thousand)	446	313	—	—

Duration

The average duration of the obligations is 19 years (December 31, 2019: 19 years).

Expected Benefit Payments

December 31, 2020

Financial years	2021	2022-2025	2026-2030
Expected benefit payments (in € thousand)	12	69	229
Total expected benefit payments (in € thousand)	12	69	229

December 31, 2019

Financial years	2020	2021-2024	2025-2029
Expected benefit payments (in € thousand)	8	38	152
Total expected benefit payments (in € thousand)	8	38	152